SHARES-BASED AWARDS (Tables)	12 Months Ended
Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of share option activity

A summary of share option activity under the 2009 Plan and the 2014 Plan is as follows:

	Outstanding Options
				Weighted-
			Weighted	Average
			Average	Remaining	Intrinsic
	Shares Available for	Number of	Exercise	Contractual	Value (in
	Grant	Options	Price	Term	thousands)

Balance – January 1, 2019	50,917,795	38,909,781	$0.40	6.37	$12,341
Options granted	(34,221,332)	34,221,332	0.83
Options exercised	—	(1,123,068)	0.46
Options canceled	2,702,200	(2,702,200)	0.73
Balance – December 31, 2019	19,398,663	69,305,845	$0.60	6.27	$21,236
Options granted	(23,820,351)	23,820,351	1.16
Options exercised	—	(7,502,955)	0.43
Options canceled	14,947,923	(14,947,923)	0.44
Balance – December 31, 2020	10,526,235	70,675,318	0.84	7.79	$118,155
Options vested and exercisable December 31, 2020		69,038,732	$0.66	6.75	$75,944

Summary of the assumptions utilized to record compensation expense for share options granted

A summary of the assumptions the Company utilized to record compensation expense for share options granted during the years ended December 31, 2020 and 2019, is as follows:

	Year Ended December 31,
	2020	2019
Weighted average volatility	58.98%	42.77%
Expected term (in years)	5.9	5.5
Risk-free interest rate	0.75%	2.11%
Expected dividends	—	—

Summary of employee and nonemployee share-based compensation expense

Total employee and nonemployee share-based compensation expense, including that related to the extended exercise terms for senior management and consultants for the years ended December 31, 2020 and 2019, is classified in the consolidated statements of operations as follows (in thousands):

	Year Ended December 31,
	2020	2019
Cost of revenue	$213	$443
Research and development	3,724	4,770
Selling, general and administrative	677	2,506
Total	$4,614	$7,719

Senior management
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of the assumptions utilized to record compensation expense for share options granted

Following are the assumptions used in the valuation of these options:

For the Year Ended
December 31, 2019
Volatility	47.5%
Expected terms (in years)	10
Risk-free interest rate	2.59%
Expected dividends	—